CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities:
Net income (loss)	$ (8,677)	$ 3,513	$ 11,298	$ 14,797
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net contribution (distribution) to related party shareholder	290	(4,701)	(9,970)	(14,197)
Stock based compensation	5,398
Cash provided by operating activities:
Revenue received as an equity investment				(250)
Decrease (increase) in:
Accounts receivable, net	3,657	655	(2,718)	(945)
Prepaid and other current assets	(208)	42	(93)	(71)
Increase (decrease) in:
Accounts payable	(289)	(217)	98	367
Accrued expenses	(679)	708	1,385	299
Net cash provided by (used in) operating activities	(508)
Cash Flows From Investing Activities:
Cash received in reverse merger transaction	15,394
Cash Flows From Investing Activities	15,394
Cash Flows From Financing Activities:
Issuance of common stock and warrants, net of cost	11,694
Cash Flows From Financing Activities	11,694
Net change in cash	26,580
Cash:
Beginning
Ending	26,580
Purchase of assets and liabilities in connection with reverse merger:
Accounts receivable, net	13
Prepaid and other current assets	88
Accrued expenses	$ (279)